Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) / income	$ 42,963,660	$ 4,041,431	$ (1,682,671)
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Vessel depreciation	(7,203,198)	(6,605,976)	(4,178,886)
Gain on hull & machinery claim	0	(2,687,205)	0
Loss on write-down of vessel held for sale	0	121,165	0
Amortization and write off of deferred charges	223,492	288,163	205,590
Amortization of debt discount	0	0	95,214
Net (gain) / loss on sale of vessels	9,417	(2,453,736)	0
Amortization of fair value of below market time charters acquired	(230,112)	(1,714,370)	(857,945)
Share-based compensation	182,324	121,631	97,919
Change in the fair value of derivatives	(153,835)	565,748	(41,435)
Loss on debt extinguishment	0	491,571	328,291
Trade accounts receivable	738,294	(1,297,926)	243,608
Prepaid expenses	(138,414)	282,216	(304,195)
Other receivables	143,739	47,479	460,909
Inventories	(612,032)	226,742	(184,773)
Due to related company	285,898	(771,490)	(1,877,333)
Trade accounts payable	(740,664)	(1,008,707)	1,539,553
Accrued expenses	393,352	(424,901)	482,671
Deferred revenues	2,344,622	(24,410)	556,140
Net cash provided by operating activities	52,612,939	2,409,377	3,240,429
Cash flows from investing activities:
Cash paid for vessels under construction	(7,615,958)	0	0
Cash paid for capitalized expenses and acquisition of vessels including attached time charter agreements	(66,474,058)	(647,069)	(55,720,226)
Insurance proceeds	0	2,343,606	0
Net proceeds from sale of vessels	(9,417)	14,622,770	0
Net cash (used in) / provided by investing activities	(74,099,433)	16,319,307	(55,720,226)
Cash flows from financing activities:
Redemption of Series B preferred shares	(2,000,000)	0	(11,686,000)
Proceeds from issuance of common stock, net of commissions paid	743,553	715,550	6,853,101
Preferred dividends paid	(424,000)	(320,877)	(1,031,827)
Offering expenses paid	(123,167)	(184,321)	(136,724)
Loan arrangement fees paid	(758,000)	0	(566,500)
Proceeds from long-term bank loans	75,500,000	0	60,167,680
Repayment of long-term bank loans and vessel profit participation liability	(23,791,840)	(17,905,920)	(13,401,460)
Proceeds from related party loan	0	0	5,000,000
Repayment of related party loan	(2,500,000)	(625,000)	0
Net cash provided by / (used in) financing activities	46,646,546	(18,320,568)	45,198,270
Net (decrease) / increase in cash, cash equivalents and restricted cash	25,160,052	408,116	(7,281,527)
Cash, cash equivalents and restricted cash at beginning of year	6,338,177	5,930,061	13,211,588
Cash, cash equivalents and restricted cash at end of year	31,498,229	6,338,177	5,930,061
Cash breakdown
Cash and cash equivalents	26,530,944	3,559,399	985,418
Restricted cash, current	167,285	345,010	610,376
Restricted cash, long term	4,800,000	2,433,768	4,334,267
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	31,498,229	6,338,177	5,930,061
Supplemental cash flow information
Cash paid for interest, net of capitalized expenses	2,447,089	4,253,625	3,100,049
Financing, and investing activities fees:
Offering expenses accrued	84,510	75,357	40,846
Payment-in-kind dividends	0	365,059	78,640
Capital expenditures included in liabilities	690,481	0	71,890
Accrued preferred dividends	0	168,676	161,315
Shares issued as consideration for acquisition of vessels	0	548,612	13,218,662
Issuance of shares in connection with Series B Preferred Shares converted to equity	6,365,264	0	0
Conversion of Related Party Loan to Equity [Member]
Financing, and investing activities fees:
Shares issued in connection with related party loan converted to equity	$ 0	$ 2,366,571	$ 0